FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Not Carried at Fair Value
Receivables	$ 12,276,196	$ 12,789,027	$ 12,183,281
Long-term debt	8,525,750	8,193,039	8,345,588
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	12,276,196	12,789,027	12,183,281
Long-term debt	8,525,750	8,193,039	8,345,588
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	12,251,364	12,854,705	12,216,915
Long-term debt	$ 8,553,625	$ 8,195,209	$ 8,457,438